625 Fourth Avenue South
Minneapolis, Minnesota 55415

AID ASSOCIATION FOR LUTHERANS

January 14, 2002

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE:  LB Variable Annuity Account I
     File Nos. 333-76154 and 811-07934

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of the intial registration statement on Form N-4 would not have differed from that contained in said registration statement, which was filed electronically and is the most recent registration statement.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-7005.

Sincerely,

/s/ John C. Bjork
John C. Bjork
Counsel